Average Annual Total Returns - NVIT International Equity Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Class Y Shares 1 Year	Class Y Shares 5 Years	Class Y Shares 10 Years	MSCI All Country World Index ex USA (reflects no deduction for fees or expenses) 1 Year	MSCI All Country World Index ex USA (reflects no deduction for fees or expenses) 5 Years	MSCI All Country World Index ex USA (reflects no deduction for fees or expenses) 10 Years
Total	7.95%	7.16%	5.30%	7.69%	6.89%	5.03%	7.95%	7.16%	5.30%	10.65%	8.93%	4.92%